Inventory - Summary of Inventory (Detail) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Classes of current inventories [abstract]
Raw material	$ 342,591	$ 140,419	$ 21,003
Finished goods	1,160,330	39,575	25,553
Inventories	$ 1,502,921	$ 179,994	$ 46,556